Your Fund's Objective:

Seeks to provide a high level of current income consistent with liquidity and preservation of capital. The fund pursues a conservative investment policy by limiting its investments to high quality securities as it seeks to maintain a $1.00 share price.* *An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 per share price will be maintained.


                                                                March 14, 1997

Dear Shareholder:

It's a pleasure to bring you the Franklin Tax-Exempt Money Fund's semi-annual report for the period ended January 31, 1997.

The Economy

The U.S. economy continued its strong performance over the reporting period. Inflation remained under control, employment expanded, and commodity prices were relatively stable. Short-term interest rates, as measured by the one-year U.S. Treasury bill, fluctuated within a narrow band (between 5.38% and 5.91%) over the six-month period.**

*An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 per share price will be maintained.

**Source: Micropal.

Portfolio Activity

We believe that the current stable interest rate environment is likely to continue for the near term. The Federal Reserve Board has not altered monetary policy since February 1996, and based on current economic indicators, we do not anticipate any developments over the next couple of months that could cause this strategy to change.

As a result, we have managed the fund in a somewhat neutral stance, purchasing securities which should do well in a largely unchanging interest rate environment. Of course, preservation of capital and liquidity remain our top priority and we have continued the fund's policy of acquiring the highest-quality securities available to money market portfolios. The investment instruments we purchased have been ranked in the top two rating categories by one of the nationally recognized rating services. We will continue to manage the fund with an emphasis on high quality securities and liquidity.

On January 31, 1997, the fund's seven-day effective yield, which assumes the compounding of daily dividends, was 2.89%, and its seven-day annualized yield was 2.85%. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal income tax bracket of 39.6% would need to earn 4.72% from a taxable investment to match the fund's tax-free yield.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

As a Franklin Tax-Exempt Money Fund share-holder, you benefit from easy-access to your money, and a high degree of credit safety. You also enjoy a wide range of services, including draft writing for amounts of at least $100, free draft books, and access to TeleFACTS(R), our around-the-clock automated customer service line.

Celebrating 50 Years

This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest around the globe. We thank you for your past support and look forward to serving your investment needs in the years ahead.

Sincerely,

Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund



Franklin Tax-Exempt Money Fund
Period ended January 31, 1997


Seven-day effective yield1                 2.89%
Seven-day annualized yield                 2.85%
Taxable equivalent yield2                  4.72%

1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 1997 maximum federal personal income tax bracket of 39.6%.

Annualized and effective yields are for the seven days ended January 31, 1997. Yields reflect fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields. Past performance is not predictive of future results.

The fund's manager agreed in advance to waive a portion of management fees, which reduces expenses and increases yield to shareholders. Without these reductions, the fund's annualized and effective yields for the period would have been 2.63% and 2.66%, respectively. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.


FRANKLIN TAX-EXEMPT MONEY FUND

Statement of Investments in Securities and Net Assets, January 31, 1997 (unaudited)




    Face                                                                                                Value
   Amount                                                                                             (Note 1)
               Investments  101.5%

               Alaska  0.1%
$   100,000    aValdez Marine Terminal Revenue, Refunding, Exxon Pipeline Co. Project, Series A,
                Daily VRDN and Put, 3.60%, 12/01/33 ............................................       $ 100,000
                                                                                                   -------------
               Arizona  4.8%
               aApache County IDA,
    100,000        IDR, Tuscon Electric Power, Springerville Project, Series C, Weekly VRDN and Put,
                    3.55%, 12/15/18 ............................................................         100,000
    500,000        PCR, Tuscon Electric Power, Series A, Weekly VRDN and Put, 3.55%, 06/15/20 ..         500,000
  1,000,000    aChandler IDA, MFHR, Refunding, Southpark Apartments Project, Weekly VRDN and
                Put, 3.60%, 12/01/02............................................................       1,000,000
  4,000,000    aHealth Facilities Authority Revenue, Arizona Voluntary Hospital Foundation, Series B,
                Weekly VRDN and Put, 3.60%, 10/01/15 ...........................................       4,000,000
    300,000    aMaricopa County IDA, Hospital Facilities Revenue, Samaritan Health Services Hospital,
                Series B-2, MBIA Insured, Daily VRDN and Put, 3.65%, 12/01/08 ..................         300,000
    200,000    aMaricopa County IDAR, Refunding, Royal Oaks Sun City Project, Weekly VRDN and
                Put, 3.60%, 09/01/02 ...........................................................         200,000
    600,000    aMaricopa County PCC, PCR, Refunding, Arizona Public Services Co., Series E,
                Daily VRDN and Put, 3.65%, 05/01/29 ............................................         600,000
  1,000,000    aPinal County IDA, PCR, Magma-Copper Newmont Mining Corp., Daily VRDN and Put,
                3.70%, 12/01/09 ................................................................       1,000,000
                                                                                                   -------------
                                                                                                       7,700,000
                                                                                                   -------------
               Arkansas  1.9%
  1,100,000    aSheridan IDR, Kohler Project, Weekly VRDN and Put, 3.60%, 08/01/00 .............       1,100,000
  1,900,000    aUniversity of Arkansas Revenue, Weekly VRDN and Put, 3.65%, 12/01/19 ...........       1,900,000
                                                                                                   -------------
                                                                                                       3,000,000
                                                                                                   -------------
               California  12.0%
  2,000,000    aAlameda - Contra Costa Schools Financing Authority COP, Capital Improvement
                Financing Projects, Weekly VRDN and Put, 3.50%, 07/01/16........................       2,000,000
  2,600,000    Alameda County TRAN, 4.50%, 06/30/97 ............................................       2,605,614
    700,000    aAnaheim COP, 1993 Refunding Projects, AMBAC Insured, Weekly VRDN and Put,
                3.40%, 08/01/19 ................................................................         700,000
               aCalifornia Health Facilities Financing Authority Revenue,
    300,000        Catholic Health Care, Series B, MBIA Insured, Weekly VRDN and Put, 3.45%,
                    07/01/16 ...................................................................         300,000
  1,000,000        Refunding, Catholic West, Series D, MBIA Insured, Weekly VRDN and Put, 3.45%,
                    07/01/18 ...................................................................       1,000,000
               aCalifornia PCFA, PCR,
    600,000        Refunding, Shell Oil Co. Project, Series A, Daily VRDN and Put, 3.55%, 10/01/06       600,000
    200,000        Refunding, Shell Oil Co. Project, Series B, Daily VRDN and Put, 3.55%, 10/01/11       200,000
               California (cont.)
               aCalifornia PCFA, PCR, (cont.)
$   100,000        Refunding, Shell Oil Co. Project, Series C, Daily VRDN and Put, 3.55%, 11/01/00   $   100,000
    100,000        Southern California Edison Co., Series A, 3.70%, 02/28/08 ...................         100,000
               aIrvine Ranch Water District,
  1,500,000        COP, Capital Improvement Project, Weekly VRDN and Put, 3.55%, 08/01/16 ......       1,500,000
    200,000        Refunding, DATES, Consolidated Boards, Series B, Daily VRDN and Put, 3.55%,
                    10/01/99 ...................................................................         200,000
    500,000        Refunding, DATES, Consolidated Boards, Series B, Daily VRDN and Put, 3.55%,
                    10/01/04 ...................................................................         500,000
    600,000        Refunding, District Nos. 102, 103, 105, and 106, Daily VRDN and Put, 3.60%,
                    09/01/06 ...................................................................         600,000
    600,000        District Nos. 105, 140, 240, and 250, Daily VRDN and Put, 3.60%, 01/01/21 ...         600,000
  5,700,000    Los Angeles County TRAN, Series A, 4.50%, 06/30/97 ..............................       5,716,737
    600,000    aLos Angeles MFHR, Mariposa Gardens Project, Series H, Weekly VRDN and Put,
                3.30%, 09/01/15 ................................................................         600,000
  1,700,000    Sacramento MUD, TECP, 3.30%, 04/04/97 ...........................................       1,700,000
    100,000    aTustin Improvement Bond Act 1915, Reassessment District No. 95-2, Series A,
                Daily VRDN and Put, 3.60%, 09/02/13 ............................................         100,000
                                                                                                   -------------
                                                                                                      19,122,351
                                                                                                   -------------
               Colorado  3.5%
               Colorado Health Facilities Authority Revenue,
    285,000        aBoulder Community Hospital Project, Series B, MBIA Insured, Weekly VRDN and
                    Put, 3.55%, 10/01/14 .......................................................         285,000
  2,355,000        aBoulder Community Hospital Project, Series C, MBIA Insured, Weekly VRDN and
                    Put, 3.55%, 10/01/14 .......................................................       2,355,000
  1,000,000        Sisters of Charity Health Care, Series A, MBIA Insured, 5.80%, 05/15/97 .....       1,006,691
  2,000,000    Colorado State General Fund Revenue, TRAN, Series A, 4.50%, 06/27/97 ............       2,005,007
                                                                                                   -------------
                                                                                                       5,651,698
                                                                                                   -------------
               Florida  2.5%
  2,000,000    aDade County Water and Sewer System Revenue, FGIC Insured, Weekly VRDN and
                Put, 3.50%, 10/05/22 ...........................................................       2,000,000
  1,200,000    aOrange County HFAR, Refunding, MF, Smokewood/Sun, Series A, Weekly VRDN and
                Put, 3.60%, 12/01/22 ...........................................................       1,200,000
    500,000    Orange County Water and Wastewater Revenue, MBIA Insured, 7.20%, 10/01/99 .......         520,358
    250,000    aVolusia County HFA, MFHR, Sun Pointe Apartments Project, Series H, Weekly VRDN
                and Put, 3.55%, 12/01/05 .......................................................         250,000
                                                                                                   -------------
                                                                                                       3,970,358
                                                                                                   -------------
               Georgia  10.7%
$ 1,100,000    aBurke County Development Authority, PCR, Georgia Power Co., Plant Vogtle, Series 9,
                Daily VRDN and Put, 3.75%, 10/01/24 ............................................     $ 1,100,000
  1,900,000    aDe Kalb County Hospital Authority Revenue Anticipation Certificates, De Kalb Medical
                Center Project, Weekly VRDN and Put, 3.55%, 09/01/09 ...........................       1,900,000
  5,000,000    aEagleston Children's Hospital, Series A, Weekly VRDN and Put, 3.55%, 03/01/24 ..       5,000,000
  2,750,000    aFulton County Housing Authority, MFHR, Refunding, Spring Creek Crossing, Weekly
                VRDN and Put, 3.65%, 10/01/24 ..................................................       2,750,000
  3,500,000    Georgia State Municipal Gas Authority, TECP, 3.40%, 04/09/97 ....................       3,500,000
  1,000,000    aMacon-Bibb County Hospital Authority Revenue Certificates, Medical Center of Central
                Georgia, Weekly VRDN and Put, 3.55%, 04/01/07 ..................................       1,000,000
  1,810,000    aRockdale County Hospital Authority Revenue Anticipation Certificates, Weekly VRDN
                and Put, 3.55%, 10/01/09 .......................................................       1,810,000
                                                                                                   -------------
                                                                                                      17,060,000
                                                                                                   -------------
               Hawaii  0.3%
    450,000    Hawaii State GO, Refunding, Series CF, 3.80%, 07/01/97 ..........................         450,168
                                                                                                   -------------
               Illinois  4.8%
  2,000,000    Chicago Tender Notes, 3.55%, 01/31/98 ...........................................       2,000,000
  2,860,000    aCity of Chicago, O'Hare International Airport Revenue, General Airport, Second Lien,
                Series B, Weekly VRDN and Put, 3.50%, 01/01/15 .................................       2,860,000
    200,000    aIllinois Development Finance Authority Revenue, Refunding, Olin Corp. Project,
                Series A, Daily VRDN and Put, 3.60%, 06/01/04 ..................................         200,000
               aIllinois Health Facilities Authority Revenue,
    300,000        Hospital Sisters Services, Series E, MBIA Insured, Weekly VRDN and Put, 3.50%,
                    12/01/14 ...................................................................         300,000
    200,000        Palos Community Hospital, Series B, Weekly VRDN and Put, 3.45%, 12/01/15 ....         200,000
  2,100,000    aLisle MFR, Ashley of Lisle Project, Weekly VRDN and Put, 3.50%, 12/15/25 .......       2,100,000
                                                                                                   -------------
                                                                                                       7,660,000
                                                                                                   -------------
               Indiana  0.1%
    100,000    aIndianapolis EDR, Edgecomb Metals Co., Weekly VRDN and Put, 3.45%, 12/01/08 ....         100,000
                                                                                                   -------------
               Iowa  3.2%
  5,000,000    Iowa School Corps Warrant Certificates, Series A, FSA Insured, 4.75%, 06/27/97 ..       5,015,380
                                                                                                   -------------
               Kentucky  1.1%
  1,700,000    aKentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
                FGIC Insured, Weekly VRDN and Put, 3.55%, 12/01/15..............................       1,700,000
                                                                                                   -------------

               Louisiana  6.4%
$ 2,200,000    aCalcasieu Parish, Inc. IDB, PCR, Citgo Petroleum Corp., Weekly VRDN and Put,
                3.55%, 08/01/04 ................................................................     $ 2,200,000
  2,700,000    aEast Baton Rouge Parish PCR, Georgia Pacific Corp., Weekly VRDN and Put, 3.55%,
                10/01/99 .......................................................................       2,700,000
    200,000    aJefferson Parish IDBR, Refunding, George J. Ackel Project, Weekly VRDN and Put,
                3.60%, 12/01/04 ................................................................         200,000
    300,000    aLouisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Weekly VRDN and
                Put, 3.65%, 12/01/15 ...........................................................         300,000
    150,000    aSaint Charles Parish PCR, Shell Oil Co. Project, Weekly VRDN and Put, 3.45%,
                06/01/05 .......................................................................         150,000
  1,400,000    aSouth Louisiana Port Commission, Marine Terminal Facilities Revenue, Refunding,
                Occidental Petroleum Corp. Project, Monthly VRDN and Put, 3.55%, 07/01/21 ......       1,400,000
  3,100,000    aSouth Louisiana Port Commission, Port Revenue, Refunding, Occidental Petroleum
                Corp. Project, Weekly VRDN and Put, 3.50%, 07/01/18 ............................       3,100,000
    100,000    aState Offshore Terminal Authority, Deepwater Port Revenue, Refunding, Daily VRDN
                and Put, 3.65%, 9/01/06 ........................................................         100,000
                                                                                                   -------------
                                                                                                      10,150,000
                                                                                                   -------------
               Maine  2.2%
  3,500,000    Maine State TAN, 4.50%, 06/27/97 ................................................       3,508,417
                                                                                                   -------------
               Massachusetts  1.6%
               aMassachusetts State Health and Educational Facilities Authority Revenue,
  1,300,000        Capital Asset Program, Series G-1, MBIA Insured, Weekly VRDN and Put, 3.25%,
                   1/01/19 .....................................................................       1,300,000
  1,200,000        Harvard University, Series I, Weekly VRDN and Put, 3.50%, 08/01/17 ..........       1,200,000
                                                                                                   -------------
                                                                                                       2,500,000
                                                                                                   -------------
               Michigan  1.5%
    250,000    aDelta County Economic Development Corp. Environmental Improvement Revenue,
               Refunding, Mead Escambia Paper, Series C, Daily VRDN and Put, 3.65%, 12/01/23....         250,000
  1,000,000    aGrand Rapids Water Supply System Revenue, Refunding, FGIC Insured, Daily VRDN
                and Put, 3.45%, 01/01/20 .......................................................       1,000,000
  1,100,000    aMichigan Higher Education Student Loan Authority Revenue, Refunding, Series XII-B,
                AMBAC Insured, Weekly VRDN and Put, 3.55%, 10/01/13 ............................       1,100,000
                                                                                                   -------------
                                                                                                       2,350,000
                                                                                                   -------------

               ...................................................................Minnesota 0.5%
$   500,000    aBeltrami County Environmental Control Revenue, Refunding, Northwood Panel Board,
                Weekly VRDN and Daily Put, 3.65%, 12/01/21 .....................................       $ 500,000
    300,000    aDuluth Tax Increment Revenue, Lake Superior, Weekly VRDN and Put, 3.55%, 09/01/10        300,000
                                                                                                   -------------
                                                                                                         800,000
                                                                                                   -------------
               Mississippi  0.2%
               aJackson County PCR, Refunding, Chevron U.S.A., Inc. Project,
    100,000        Daily VRDN and Put, 3.60%, 12/01/16 .........................................         100,000
    200,000        Weekly VRDN and Put, 3.60%, 06/01/23 ........................................         200,000
                                                                                                   -------------
                                                                                                         300,000
                                                                                                   -------------
               Missouri  2.6%
  1,485,000    Kansas City Water Revenue, Refunding, Series A, 4.25%, 12/01/97 .................       1,493,985
    700,000    aMissouri State Health and Educational Facilities Authority, Educational Facilities
                Revenue, Refunding, Washington University, Series A, Daily VRDN and Put, 3.70%,
                09/01/30 .......................................................................         700,000
  2,000,000    aMissouri State Health and Educational Facilities Authority, Health Facilities Revenue,
                Refunding, Sisters of Mercy, Series B, Weekly VRDN and Put, 3.50%, 06/01/14 ....       2,000,000
                                                                                                   -------------
                                                                                                       4,193,985
                                                                                                   -------------
               Montana  0.3%
    500,000    aForsythe PCR, Portland General Electric, Series D, Weekly VRDN and Put, 3.60%,
                06/01/13 .......................................................................         500,000
                                                                                                   -------------
               Nevada  1.5%
  1,000,000    aClark County, Airport Improvement Revenue, Sub. Lien, Series A-1, Weekly VRDN and
                Put, 3.50%, 07/01/25 ...........................................................       1,000,000
  1,410,000    Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Series A,
                5.30%, 04/01/97 ................................................................       1,413,757
                                                                                                   -------------
                                                                                                       2,413,757
                                                                                                   -------------
               New Jersey  1.3%
  2,000,000    aNew Jersey State Turnpike Authority Revenue, Refunding, Series D, FGIC Insured,
                Weekly VRDN and Put, 3.35%, 01/01/18 ...........................................       2,000,000
                                                                                                   -------------
               New Mexico  1.7%
  1,000,000    aFarmington PCR, Refunding, Arizona Public Services Co., Series A, Daily VRDN and
                Put, 3.65%, 05/01/24 ...........................................................       1,000,000
  1,700,000    aUniversity of New Mexico Revenue, Refunding, Sub. Lien, AMBAC Insured, Weekly
                VRDN and Put, 3.50%, 06/01/06 ..................................................       1,700,000
                                                                                                   -------------
                                                                                                       2,700,000
                                                                                                   -------------
               New York  10.2%
               aNew York City GO,
$ 2,000,000        Series D, FGIC Insured, Weekly VRDN and Put, 3.45%, 02/01/20 ................     $ 2,000,000
    100,000        Subseries A-4, Daily VRDN and Put, 3.70%, 08/01/23 ..........................         100,000
  1,500,000        Subseries A-5, Daily VRDN and Put, 3.65%, 08/01/15 ..........................       1,500,000
    200,000        Subseries B-3, MBIA Insured, Daily VRDN and Put, 3.65%, 08/15/04 ............         200,000
    100,000        Subseries B-4, MBIA Insured, Daily VRDN and Put, 3.65%, 08/15/23 ............         100,000
    200,000    aNew York City Housing Development Corp. Mortgage Revenue, Columbus Apartments,
                Series A, Weekly VRDN and Put, 3.35%, 03/15/25 .................................         200,000
               New York City Municipal Water Finance Authority, Water and Sewer System Revenue,
  2,400,000        aSeries 93-C, FGIC Insured, Daily VRDN and Put, 3.65%, 06/15/22 .............       2,400,000
  1,000,000        Series A, 7.625%, 06/15/16 ..................................................       1,029,938
  2,000,000        aSeries C, FGIC Insured, Daily VRDN and Put, 3.65%, 06/15/23 ................       2,000,000
    850,000        aSeries G, FGIC Insured, Daily VRDN and Put, 3.65%, 06/15/24 ................         850,000
               New York State Dormitory Authority Revenue,
  1,000,000        Memorial Sloan Kettering, TECP, Series B, 3.25%, 04/08/97 ...................       1,000,000
    100,000        aMetropolitan Museum of Art, Series A, Weekly VRDN and Put, 3.40%, 07/01/15 .         100,000
  2,000,000    Suffolk County TAN, Series I, 4.00%, 08/14/97 ...................................       2,007,299
  1,000,000    Suffolk County TRAN, 4.50%, 09/11/97 ............................................       1,003,212
  1,800,000    aTriborough Bridge and Tunnel Authority, Special Obligation, FGIC Insured, Weekly
                VRDN and Put, 3.40%, 01/01/24 ..................................................       1,800,000
                                                                                                   -------------
                                                                                                      16,290,449
                                                                                                   -------------
               North Carolina  2.2%
  1,900,000    aDurham Public Improvement, Weekly VRDN and Put, 3.55%, 02/01/13 ................       1,900,000
  1,450,000    aGreensboro Public Improvement, Series B, Weekly VRDN and Put, 3.55%, 04/01/08 ..       1,450,000
    100,000    aWake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co.,
                Series A, Weekly VRDN and Put, 3.50%, 05/01/15 .................................         100,000
                                                                                                   -------------
                                                                                                       3,450,000
                                                                                                   -------------
               Ohio  3.8%
  1,000,000    aColumbus GO, Series 1, Weekly VRDN and Put, 3.40%, 06/01/16 ....................       1,000,000
  5,000,000    aCuyahoga County Hospital Revenue, Cleveland Clinic Foundation, Series A, Weekly
                VRDN and Put, 3.55%, 01/01/26 ..................................................       5,000,000
                                                                                                   -------------
                                                                                                       6,000,000
                                                                                                   -------------

               Pennsylvania  2.0%
$ 1,000,000    aNortheastern Hospital and Education Authority Revenue, Allhealth Pooled Financing
                Program, Weekly VRDN and Put, 3.65%, 07/01/26 ..................................     $ 1,000,000
    865,000    aPennsylvania Energy Development Authority, Energy Development Revenue, B&W
                Ebensburg Project, Weekly VRDN and Put, 3.55%, 12/01/11 ........................         865,000
  1,300,000    Venango IDA, Residential Recovery Revenue, Scrubgrass Project, 3.50%, 04/04/97 ..       1,300,000
                                                                                                   -------------
                                                                                                       3,165,000
                                                                                                   -------------
               South Carolina  0.4%
    300,000    aCharleston County Industrial Revenue, Massey Coal Terminal, South Carolina Corp.,
                Refunding, Daily VRDN and Put, 3.65%, 01/01/07 .................................         300,000
    325,000    aRock Hill Utility System Revenue, FGIC Insured, Weekly VRDN and Put, 3.55%,
                01/01/22 .......................................................................         325,000
                                                                                                   -------------
                                                                                                         625,000
                                                                                                   -------------
               Tennessee  0.6%
  1,000,000    aNashville Metropolitan Airport Authority Revenue, Refunding, FGIC Insured, Weekly
                VRDN and Put, 3.50%, 07/01/19 ..................................................       1,000,000
                                                                                                   -------------
               Texas  7.4%
    200,000    aHarris County IDC, PCR, DATES, Exxon Project 1984, Series B, Daily VRDN and Put,
                3.65%, 03/01/24 ................................................................         200,000
    950,000    aMontgomery County IDC, IDR, Dal-Tile Corp., Series A, Weekly VRDN and Put, 3.60%,
                12/01/03 .......................................................................         950,000
  1,285,000    aNueces County Health Facilities Development Corp. Revenue, Driscoll Childrens
                Foundation, Weekly VRDN and Put, 3.60%, 07/01/15 ...............................       1,285,000
  2,000,000    aPort Arthur Navigation District, PCR, Star Enterprises Project, Weekly VRDN and Put,
                3.65%, 04/01/14 ................................................................       2,000,000
  1,100,000    aPort Development Corp., Texas Marine Term Revenue, Refunding, Stolt Terminals
                Project, Weekly VRDN and Put, 3.50%, 01/15/14 ..................................       1,100,000
  1,300,000    aRed River Authority, PCR, Refunding, Southwestern Public Services Co., Weekly
                VRDN and Put, 3.55%, 07/01/11 ..................................................       1,300,000
  2,000,000    aSilsbee Health Facilities Development Corp. Hospital Revenue, Silsbee Doctors
                Hospital, Weekly VRDN and Put, 3.55%, 11/01/04..................................       2,000,000
  3,000,000    Texas State TRAN, 4.75%, 08/29/97 ...............................................       3,016,387
                                                                                                   -------------
                                                                                                      11,851,387
                                                                                                   -------------
               Utah  0.4%
    600,000    aUtah State Board Regents, Student Loan Revenue, Series B, AMBAC Insured, Weekly
                VRDN and Put, 3.55%, 11/01/00 ..................................................         600,000
                                                                                                   -------------

               Washington  5.9%
$ 2,480,000    Kitsap County GO, Series B, MBIA Insured, 4.00%, 07/01/97 .......................     $ 2,480,000
    100,000    aPort Skagit County IDC Revenue, Hexcel Corp. Project, Weekly VRDN and Put, 4.05%,
                12/01/24 .......................................................................         100,000
  2,000,000    aSeattle Water System Revenue, Weekly VRDN and Put, 3.50%, 09/01/25 .............       2,000,000
  2,000,000    Washington State GO, Series 1995C AT-8 and R-95B, 5.50%, 07/01/97 ...............       2,015,837
  2,000,000    aWashington State Housing Finance Commission, MF, Mortgage Revenue, Lake
                Washington Apartments Project, Weekly VRDN and Put, 3.70%, 10/01/26 ............       2,000,000
    900,000    aWashington State Public Power Supply System Revenue, Refunding, Nuclear
                Project No. 3, Series 3A-1, Weekly VRDN and Put, 3.55%, 07/01/18 ...............         900,000
                                                                                                   -------------
                                                                                                       9,495,837
                                                                                                   -------------
               Wisconsin  0.6%
  1,000,000    aWisconsin State Health & Educational Facilities Authority Revenue, Wheaton
                Franciscan Services, Weekly VRDN and Put, 3.45%, 08/15/16 ......................       1,000,000
                                                                                                   -------------
               Wyoming  3.2%
               aLincoln County PCR, Exxon Project,
    800,000        Series B, Daily VRDN and Put, 3.65%, 11/01/14 ...............................         800,000
    400,000        Series C, Daily VRDN and Put, 3.65%, 11/01/14 ...............................         400,000
  1,300,000        Series C, Daily VRDN and Put, 3.75%, 07/01/17 ...............................       1,300,000
    500,000    aPlatte County PCR, DATES, Tri-State G&T, Series A, Daily VRDN and Put, 3.70%,
                07/01/14 .......................................................................         500,000
               aUinta County PCR,
    900,000        Refunding, Chevron U.S.A., Inc. Project, Daily VRDN and Put, 3.60%, 12/01/22          900,000
  1,230,000        Refunding, Chevron U.S.A., Inc. Project, Weekly VRDN and Put, 3.60%, 08/15/20       1,230,000
                                                                                                   -------------
                                                                                                       5,130,000
                                                                                                   -------------
                         Total Investments (Cost $161,553,787)  101.5% .........................     161,553,787
                         Liabilities in Excess of Other Assets  (1.5%) .........................      (2,448,211)
                                                                                                   -------------
                         Net Assets  100%.......................................................    $159,105,576
                                                                                                   =============


At January 31, 1997, there was no unrealized appreciation or depreciation for financial statement or income tax purposes.

PORTFOLIO ABBREVIATIONS:
AMBAC    - American Municipal Bond Assurance Corp.
COP      - Certificate of Participation
DATES    - Demand Adjustable Tax-Exempt Securities
EDR      - Economic Development Revenue
FGIC     - Financial Guaranty Insurance Co.
FSA      - Financial Security Assistance
GO       - General Obligation
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Agency Revenue
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority/Agency Revenue
IDB      - Industrial Development Board
IDBR     - Industrial Development Board Revenue
IDC      - Industrial Development Corp.
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MF       - Multi-Family
MFR      - Multi-Family Revenue
MFHR     - Multi-Family Housing Revenue
MUD      - Municipal Utility District
PCC      - Pollution Control Corp.
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
TAN      - Tax Anticipation Notes
TECP     - Tax-Exempt Commercial Paper
TRAN     - Tax Revenue Anticipation Notes



aVariable rate demand notes (VRDN's) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury bills rate).

The accompanying notes are an integral part of these financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND

Financial Statements

Statement of Assets and Liabilities
January 31, 1997 (unaudited)

Assets:
 Investments in securities,
 at value and cost                        $161,553,787
 Cash                                          458,931
 Receivables:
  Capital shares sold                          438,132
  Interest                                   1,119,841
                                        --------------
      Total assets                         163,570,691
                                        --------------
Liabilities:
 Payables:
  Investment securities purchased            2,000,000
  Capital shares repurchased                 2,273,082
  Management fees                              118,436
  Shareholder servicing costs                   27,750
  Distributions to shareholders                 18,094
 Accrued expenses and other liabilities         27,753
                                        --------------
      Total liabilities                      4,465,115
                                        --------------
Net assets (equivalent to $1.00 per share
 based on 159,105,576 shares of
 capital stock outstanding)               $159,105,576
                                        ==============






Statement of Operations
for the six months ended January 31, 1997 (unaudited)

Investment income:
 Interest                                   $2,832,516
Expenses:
 Management fees (Note 5)          $470,426
 Shareholder servicing costs
 (Note 5)                           121,089
 Reports to shareholders             58,827
 Registration fees                   26,760
 Professional fees                   10,197
 Directors' fees and expenses         7,308
 Custodian fees                         735
 Other                               23,811
 Management fees waived by
 manager (Note 5)                  (193,742)
                             --------------
      Total expenses                           525,411
                                        --------------
Net investment income                       $2,307,105
                                        ==============


Statements of Changes in Net Assets for the six months ended January 31, 1997 (unaudited) and the year ended July 31, 1996

                           Six Months
                              Ended       Year Ended
                        January 31, 1997 July 31, 1996
                           -----------    -----------
Increase (decrease) in net assets:
Operations:
 Net investment income     $ 2,307,105     $4,860,147
 Net realized loss from
 security transactions              --           (688)
                           -----------    -----------
Net increase in net
 assets resulting
 from operations             2,307,105      4,859,459
Distributions to
 shareholders from
 undistributed net
 investment income          (2,307,105)    (4,859,459)+
Decrease in net assets
 from capital share
 transactions (Note 2)      (7,607,871)    (6,409,169)
                           -----------    -----------
      Net decrease in
 net assets                 (7,607,871)    (6,409,169)
Net assets (there is no
 undistributed net
 investment income at
 beginning or end of
 period)
  Beginning of period      166,713,447    173,122,616
                           -----------    -----------
  End of period           $159,105,576   $166,713,447
                           ===========    ===========

+Distributions were decreased by net realized loss from security transactions of $688 in 1996.


The accompanying notes are an integral part of these financial statements.


FRANKLIN TAX-EXEMPT MONEY FUND

Notes to Financial Statements (unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is a no-load, open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Portfolio securities are valued at amortized cost, which approximates value. The Fund must maintain a dollar weighted average maturity of 90 days or less and only purchase instruments having remaining maturities of 397 days or less. If the Fund's portfolio has a remaining weighted average maturity of greater than 90 days, the portfolio will be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, within the range of the most recent quoted bid and asked prices. The Board of Directors (The Board) has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00.

b. Municipal Bonds or Notes with "Puts":

The Fund has purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a "put." In determining the weighted average to maturity of the Fund's portfolio, municipal bonds and notes as to which the Fund holds a put will be deemed to mature on the first day on which the put may be exercised.

c. Income Taxes:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes.

d. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

e. Investment Income, Expenses and Distributions:

Net investment income includes income, calculated on an accrual basis, and estimated expenses which are accrued daily. The total available for distribution is computed daily and includes the net investment income, plus or minus any gains or losses on security transactions and any changes in unrealized portfolio appreciation or depreciation.

Distributions are normally declared each day the New York Stock Exchange is open for business, equal to the total available for distributions (as defined above), and are payable to shareholders of record as of the close of business the preceding day. Such distributions are automatically reinvested daily in additional shares of the Fund at net asset value.

f. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At January 31, 1997, there were 5,000,000,000 shares of no par value capital stock authorized. Transactions in the Fund's shares at $1.00 per share were as follows:



                                                         Six Months
                                                            Ended         Year Ended
                                                      January 31, 1997   July 31, 1996
                                                         -----------      -----------
Shares sold..........................................    $126,714,953     $264,699,526
Shares issued in reinvestment of distributions.......       2,302,728        4,872,946
Shares redeemed......................................    (136,625,552)    (275,981,641)
                                                         -----------      -----------
Net decrease.........................................    $ (7,607,871)    $ (6,409,169)
                                                         ===========      ===========

3. DISTRIBUTIONS AND CAPITAL LOSS CARRYOVERS
At July 31, 1996, for tax purposes, the Fund had capital loss carryovers as follows:

                              Expiring in: 2003...........................   $9,193
                                           2004...........................      688
                                                                             $9,881


For tax purposes, the aggregate cost of securities is the same as for financial reporting purposes at January 31, 1997.


4. PURCHASES AND SALES OF SECURITIES

Purchases and sales/maturities of securities for the six months ended January 31, 1997, aggregated $125,977,269 and $132,666,785, respectively.


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Management Agreement:

Under the terms of a management agreement, Franklin Advisers, Inc., (Advisers) provides investment advice, administrative services, office space and facilities to the Fund and receives fees computed daily on the net assets of the Fund as follows:

Annualized Fee RateAverage Daily Net Assets
-------------      ----------------------------------
     0.625%        First $100 million
     0.500%        Over $100 million, up to and including $250 million
     0.450%        Over $250 million

Under an agreement with Advisers, Franklin Templeton Services, Inc. (FT Services) provides administrative services and facilities for the Fund. The fee is paid by Advisers and computed monthly based on average daily net assets. It is not a separate expense of the Fund.

Advisers agreed in advance to waive management fees for the Fund, as noted in the Statement of Operations.

b. Shareholder Services Agreement:

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund pays costs on a per shareholder account basis. Shareholder servicing costs incurred by the Fund for the six months ended January 31, 1997 aggregated $121,089, of which $110,117 was paid to Investor Services.


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

c. Other Affiliates and Related Party Transactions:

Certain officers and directors of the Fund are also officers and/or directors of Advisers, Investor Services and FT Services, all wholly-owned subsidiaries of Franklin Resources, Inc.


6. CREDIT RISKS

The Fund has investments in excess of 10% of its total net assets in the states of California, Georgia, and New York. Such concentration may subject the Fund more significantly to economic changes occurring within those states.


7. FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period are as follows:

                                                       Six Months

                                                          Ended                   Year Ended July 31,

                                                    January 31, 1997    1996       1995        1994       1993
                                                       ----------      -------    -------     -------    -------
Per Share Operating Performance
Net asset value at beginning of period............      $1.00          $1.00       $1.00      $1.00       $1.00
                                                       ----------      -------    -------     -------    -------
Net investment income.............................        .014           .029        .029       .020        .021
Distributions from net investment income..........       (.014)         (.029)      (.029)     (.020)      (.021)
                                                       ----------      -------    -------     -------    -------
Net asset value at end of period..................      $1.00          $1.00       $1.00      $1.00       $1.00
                                                       ==========      =======    =======     =======    =======

Total return+.....................................       1.43%          2.93%       2.98%      1.85%       2.08%

Ratios/Supplemental Data
Net assets at end of period (in 000's)............      $159,106      $166,713   $173,123    $202,883   $193,565
Ratio of expenses to average net assets++.........        .65%*          .65%        .65%       .65%        .69%
Ratio of net investment income to average net assets     2.85%*         2.88%       2.65%      1.84%       2.10%


*Annualized

+Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains at net asset value.

++During the periods indicated below, Advisers agreed in advance to waive a portion of the Fund's management fees. Had such action not been taken, the Fund's ratio of expenses to average net assets would have been as follows:


                                    Ratio of expenses
                                  to average net assets
1993............................          .80%
1994............................          .81%
1995............................          .78%
1996............................          .87%
1997............................          .89%*


Franklin Tax-Exempt Money Fund Semi-Annual Report January 31, 1997.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in bar format the comparison between the fund's seven-day annualized yield of 2.85% and the taxable equivalent yield of 4.72%.